SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement, Noncash Expense [Abstract]
Summary of Stock Options and RSUs Granted

The following table summarizes the activities for the Company’s stock options for the six months ended June 30, 2021:

	Six months ended June 30, 2021
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	6,238,729	$3.52	3.17	$2,654
Granted	14,500	3.91
Exercised	(1,765,986)	2.24
Forfeited or expired	(566,284)	9.47

Outstanding at end of the period	3,920,959	3.23	3.40	$4,128

Options exercisable at end of the period	2,175,627	3.78	2.42	$1,980

Vested and expected to vest	3,612,421	$3.30	3.28	$3,730

The weighted average fair value of options granted during the six months ended June 30, 2021 and 2020 was $2.21 and $0.96, respectively.

The intrinsic value of options exercised during the six months ended June 30, 2021 and 2020 was $5,080 and $411, respectively.

15

CERAGON NETWORKS LTD. AND SUBSIDIARIES

NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 8:SHAREHOLDERS' EQUITY (Cont.)

The following table summarizes the activities for the Company’s RSUs for the six months ended June 30, 2021:

	Number of RSUs	Aggregate intrinsic value

Unvested at beginning of year	309,986	$862
Granted	6,500
Vested	(11,260)
Forfeited	(29,640)

Unvested at end of period	275,586	1,039

Schedule of Equity-Based Compensation Expense

The following table sets forth the total share-based compensation expenses included in the interim consolidated statements of operations for the six months ended June 30, 2021 and 2020:

	Six months ended June 30,
	2020	2021

Cost of revenues	60	71
Research and development	99	113
Sales and Marketing	268	154
General and administrative	440	299

Total share-based compensation expense	$867	$637